Earnings per share (Tables)	12 Months Ended
Dec. 31, 2017
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Calculation of Basic and Diluted Earnings Per Share Amounts

The following reflects the income and share data used in basic and diluted earnings per share computations for the years ended December 31:

	2015	2016	2017
Net profit attributable to ordinary equity holders of the parent for basic earnings	5,187	2,474	3,114

Weighted average number of ordinary shares for basic earnings per share	57,819,164	60,477,840	60,755,706
Effect of share-based payments	147,851	167,197	404,357

Weighted average number of ordinary shares for diluted earnings per share	57,967,015	60,645,037	61,160,063

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	89.72	40.91	51.25
Diluted, profit attributable to ordinary equity holders of the parent	89.49	40.79	50.92